Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current liabilities:
Deferred finance costs and debt discounts, current	$ 1,836	$ 1,175
Non-current liabilities:
Deferred finance costs and debt discounts, noncurrent	$ 2,652	$ 1,746
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, shares issued (in shares)	20,000	20,000
Preferred stock, shares outstanding (in shares)	20,000	20,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	20,698,827	19,636,352
Common stock, shares outstanding (in shares)	20,698,827	19,636,352